Biological assets - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Gains (losses) on fair value adjustment, biological assets [abstract]
Fair value adjustment of biological assets	R$ (73,248)	R$ 539,003	R$ 1,431,530